Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)		12 Months Ended
	Apr. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 01, 2024	Apr. 27, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized			5,000,000	5,000,000		50,000,000
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Preferred stock, par value			$ 0.0001	$ 0.0001
Preferred stock. voting rights			none	none
Dividends, Preferred Stock				$ 0
Preferred Stock, Liquidation Preference, Value				$ 0
Preferred Stock, Redemption Price Per Share				$ 0
Preferred Stock, Convertible, Conversion Price				$ 0
Common stock, shares authorized			50,000,000	50,000,000		500,000,000
Common stock, shares issued			4,776,531	3,335,674
Common stock, shares outstanding			4,776,531	3,335,674
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, voting rights			Voting at 1 vote per share	Voting at 1 vote per share
Stock issued for debt issuance costs, value			$ 25,308
Stock issued for service, value			272,750
Stock issued for acquisition, value				$ 50,000
Number of shares granted				71,558
Number of shares granted, value			$ 1,215,365	$ 1,309,524
Stock options, shares			254,824	71,558
Stock option grant date fair value			$ 23,920
Fair value adjustment of stock options				$ 357,400
Number of shares cancellation			348,306
Number of shares Vested			65,000
Expected term (years)			5 years	5 years
Expected volatility				62.00%
Expected dividend			0.00%	0.00%
Risk free interest rate			4.00%	1.64%
Next Charging LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			100,000	100,000
Common stock, shares issued			100,000	100,000
Common stock, shares outstanding			100,000	100,000
Common stock, par value			$ 0.001	$ 0.001
Accrued salary			$ 209,106
Next Charging LLC [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized					50,000,000
Preferred stock, par value					$ 0.00001
Common stock, shares authorized					1,000,000,000
Common stock, par value					$ 0.00001
Stock issued for debt issuance costs, value		$ 3,700,000
Next Charging LLC [Member] | Subsequent Event [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					500,000,000
Next Charging LLC [Member] | Subsequent Event [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					500,000,000
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized stock compensation expense related to restricted stock			$ 324,134
Weighted average period for recognition			1 year 3 months 7 days
Stock options, shares			826,384	120,850
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares granted			254,825
Number of shares granted, value			$ 73,920
Stock options, shares				28,572
Share based compensation			7,973
Changes in stock option			0
Number of shares vested				$ 153,125
Number of shares cancellation				36,736
Stock-based compensation expense			9,375
Nonvesting in service based grants			$ 14,063
Lender [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares	156,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options, shares			54,825
Accrued salary			$ 50,000
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options, shares				6,250
Number of shares granted			200,000
Stock option grant date fair value				$ 7,400
Number of shares Vested				3,125
Stock option vest fair value				$ 3,700
Number of shares non vested				3,125
Stock option non vest fair value				3,700
Officers And Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options, shares				65,308
Number of shares granted fair value				$ 350,000
Stock based compensation expense			$ 1,525,146	1,412,283
Notes Payable One [Member] | Lender [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Controlling interest rate			5.00%
Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation expense			$ 1,215,365	694,524
Related Party [Member] | Notes Payable One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			$ 1.94
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares			8,393
Stock issued for debt issuance costs, value			$ 1
Share price				$ 24.08
Percentage of commission			3.00%
Deferred offering costs			$ 25,308
Stock issued for service			100,000	4,268
Stock issued for service, value			$ 11	$ 102,759
Stock issued for service			100,000	4,268
Stock issued for acquisition				5,040
Stock issued for acquisition, value				$ 1
Number of shares granted			672,464	45,932
Number of shares granted, value			$ 65	$ 5
Common Stock [Member] | Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 9.92
Common Stock [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 28.51
Stock issued for service			672,464	45,932
Stock issued for service, value			$ 1,215,365	$ 1,309,524
Common Stock [Member] | Related Party [Member] | Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares			660,000
Stock issued for debt issuance costs, value			$ 919,500
Number of shares remain unissued			260,000
Issuance of shares percentage			9.99%
Common Stock [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			$ 3.06
Share price			1.92
Common Stock [Member] | Minimum [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			1.75
Common Stock [Member] | Minimum [Member] | Related Party [Member] | Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			2.07
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			3.53
Share price			4.79
Common Stock [Member] | Maximum [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			3.51
Common Stock [Member] | Maximum [Member] | Related Party [Member] | Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			$ 2.71